Schedule of disaggregated information of revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Product Information [Line Items]
Total revenue	$ 3,467,835	$ 3,057,323
Property Management Service Common Area Management [Member]
Product Information [Line Items]
Total revenue	1,703,641	1,551,033
Property Management Service Security Management [Member]
Product Information [Line Items]
Total revenue	551,520	538,008
Property Management Services [Member]
Product Information [Line Items]
Total revenue	2,255,161	2,089,041
Holistic Wellness Consumer Products [Member]
Product Information [Line Items]
Total revenue	369,474	102,055
Wellness Therapies Service [Member]
Product Information [Line Items]
Total revenue	712,595	724,590
Stem Cell Treatment Service [Member]
Product Information [Line Items]
Total revenue	88,254
Licensing Service Of Bioenergy Cabin [Member]
Product Information [Line Items]
Total revenue	42,351	17,145
Wellness Membership Program [Member]
Product Information [Line Items]
Total revenue		49,995
Holistic wellness consumer products and service revenue [Member]
Product Information [Line Items]
Total revenue	1,212,674	968,282
Others [Member]
Product Information [Line Items]
Total revenue		$ 74,497